Employee Retirement Benefit	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE RETIREMENT BENEFIT
16.	EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $88,356 and $80,996 for the year ended December 31, 2013 and 2012, respectively.